Filed with the Securities and Exchange Commission on May 3, 2016

1933 Act Registration File No. 033-54822
1940 Act File No. 811-07360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 45	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

Monetta Trust
(Registrant)

1776-A South Naperville Road, Suite 100
Wheaton, Illinois 60189-5831

Telephone number: (630) 462-9800

Robert S. Bacarella	JoAnn Strasser
Monetta Trust	Thompson Hine LLP
1776-A South Naperville Road, Suite 100	41 High Street, Suite 1700
Wheaton, Illinois 60189-5831	Columbus, OH 43215

(Agents for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on____________pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 45 to the Registration Statement of Monetta Trust (the “Trust”) on Form N-1A incorporates by reference Parts A, B and C from the Trust’s PEA No. 44 on Form N‑1A filed April 22, 2016. This PEA No. 45 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 44 to the Trust’s Registration Statement for its series, Monetta Fund and Monetta Young Investor Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Wheaton, State of Illinois, on the 3rd. day of May, 2016.

Monetta Trust

By: /s/ Robert S. Bacarella
 Robert S. Bacarella
 President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities as of the 3rd. day of May, 2016.

Signature	Title

/s/ Robert S. Bacarella Robert S. Bacarella	Principal Executive Officer and Trustee
/s/ Robert J. Bacarella Robert J. Bacarella	Principal Financial Officer and Principal Accounting Officer
/s/ John L. Guy, Jr.* John L. Guy, Jr.	Trustee
/s/ Marlene Z. Hodges* Marlene Z. Hodges	Trustee
/s/ Patricia J. Luscombe* Patricia J. Luscombe	Trustee

*/s/ Robert S. Bacarella
Robert S. Bacarella
Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE